Revenue from Contracts with Customers - Revenue Disaggregated by Service Offering (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total Revenue	$ 110.9	$ 68.5	$ 213.1	$ 123.1
DiscoverOrg Holdings
Disaggregation of Revenue [Line Items]
Total Revenue					$ 293.3	$ 144.3
Business intelligence tools | DiscoverOrg Holdings
Disaggregation of Revenue [Line Items]
Total Revenue					289.3	143.4
Subscription
Disaggregation of Revenue [Line Items]
Total Revenue	109.7	67.5	210.9	121.1
Email verification service
Disaggregation of Revenue [Line Items]
Total Revenue	$ 1.2	$ 1.0	$ 2.2	$ 2.0
Email verification service | DiscoverOrg Holdings
Disaggregation of Revenue [Line Items]
Total Revenue					$ 4.0	$ 0.9